BUSINESS COMBINATIONS - Movement of goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Movement of goodwill
Balance at the beginning of the year	¥ 1,341,087	¥ 1,294,664
Addition during the year	229,668	46,423
Balance at end of year	¥ 1,570,755	¥ 1,341,087